Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value Measurements [Line Items]
Percentage of probability of liquidity and equity financing	100.00%
Net asset value per share (in Dollars per share)		$ 4
Converted shares (in Shares)	937,961
Converted shares value (in Dollars)	$ 17,490,404
Common Stock [Member]
Fair Value Measurements [Line Items]
Converted shares (in Shares)	4,372,601
Converted shares value (in Dollars)	$ 437
Minimum [Member]
Fair Value Measurements [Line Items]
Percentage of probability of liquidity and equity financing		85.00%
Maximum [Member]
Fair Value Measurements [Line Items]
Percentage of probability of liquidity and equity financing		100.00%
Agreements for Future Equity [Member] | Common Stock [Member]
Fair Value Measurements [Line Items]
Converted shares value (in Dollars)	$ 17,490,404